Vessel Charters - Additional Information (Detail)	6 Months Ended
Jun. 30, 2014
Teekay Tangguh Borrower LLC [Member]
Property Subject to or Available for Operating Lease [Line Items]
Ownership interest held by partnership	99.00%
Teekay Tangguh Joint Venture [Member]
Property Subject to or Available for Operating Lease [Line Items]
Ownership interest held by partnership	69.00%
Number of vessels	2
Teekay BLT Corporation [Member] | Teekay Tangguh Joint Venture [Member]
Property Subject to or Available for Operating Lease [Line Items]
Percentage of ownership interest held by Teekay Tangguh Borrower LLC in Teekay BLT Corporation	70.00%